Aptus Defined Risk ETF
Schedule of Investments
January 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 94.6%		Shares	Value
Investment Grade Corporate Bonds - 94.6%
Invesco BulletShares 2029 Corporate Bond ETF		3,517,530	$66,340,616
Invesco BulletShares 2030 Corporate Bond ETF (a)		9,121,418	154,334,393
Invesco BulletShares 2031 Corporate Bond ETF (a)		10,545,508	176,004,528
Invesco BulletShares 2032 Corporate Bond ETF (a)		8,665,795	180,768,484
Invesco BulletShares 2033 Corporate Bond ETF (a)		6,953,309	148,870,346
Invesco BulletShares 2034 Corporate Bond ETF (a)		1,756,954	36,878,464
iShares iBonds Dec 2029 Term Corporate ETF		6,731,663	158,328,714
iShares iBonds Dec 2030 Term Corporate ETF		5,997,738	132,819,908
iShares iBonds Dec 2031 Term Corporate ETF (a)		7,339,499	155,744,169
iShares iBonds Dec 2032 Term Corporate ETF (a)		6,296,743	161,259,588
			1,371,349,210
TOTAL EXCHANGE TRADED FUNDS (Cost $1,341,465,060)			1,371,349,210

PURCHASED OPTIONS - 4.3% (b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 3.8%
Antero Resources Corp., Expiration: 03/20/2026; Exercise Price: $38.00 (e)	$145,480,000	40,000	6,800,000
AppLovin Corp., Expiration: 05/15/2026; Exercise Price: $700.00 (e)	141,933,000	3,000	6,855,000
CBOE Volatility Index, Expiration: 02/18/2026; Exercise Price: $25.00 (e)	25,811,200	14,800	1,361,600
IREN Ltd., Expiration: 07/17/2026; Exercise Price: $80.00 (e)	53,740,000	10,000	8,600,000
iShares Expanded Tech-Software Sector ETF, Expiration: 05/15/2026; Exercise Price: $105.00	180,620,000	20,000	2,800,000
Netflix, Inc., Expiration: 09/18/2026; Exercise Price: $100.00 (e)	166,980,000	20,000	9,450,000
S&P 500 Index
Expiration: 03/20/2026; Exercise Price: $7,100.00	1,040,854,500	1,500	11,392,500
Expiration: 04/17/2026; Exercise Price: $7,500.00 (e)	2,775,612,000	4,000	5,820,000
Snap, Inc., Expiration: 03/20/2026; Exercise Price: $10.00	69,300,000	100,000	1,350,000
Total Call Options			54,429,100

Put Options - 0.5%
iShares iBoxx $ High Yield Corporate Bond ETF (e)
Expiration: 03/20/2026; Exercise Price: $80.00	243,360,000	30,000	1,155,000
Expiration: 04/17/2026; Exercise Price: $79.00	324,480,000	40,000	1,760,000
S&P 500 Index, Expiration: 02/20/2026; Exercise Price: $6,900.00 (e)	485,732,100	700	4,795,000
Total Put Options			7,710,000
TOTAL PURCHASED OPTIONS (Cost $65,006,987)			62,139,100

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.4%		Shares	Value
First American Treasury Obligations Fund - Class X, 3.60% (f)		20,542,719	20,542,719
TOTAL MONEY MARKET FUNDS (Cost $20,542,719)			20,542,719

TOTAL INVESTMENTS - 100.3% (Cost $1,427,014,766)			1,454,031,029
Liabilities in Excess of Other Assets - (0.3)%			(4,429,745)
TOTAL NET ASSETS - 100.0%			$1,449,601,284

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Aptus Defined Risk ETF
Schedule of Written Options
January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.7)% (a)(b)	Notional Amount	Contracts	Value
Call Options - (0.6)%
Antero Resources Corp., Expiration: 03/20/2026; Exercise Price: $45.00	$(145,480,000)	(40,000)	$(1,100,000)
AppLovin Corp., Expiration: 05/15/2026; Exercise Price: $900.00	(141,933,000)	(3,000)	(2,115,000)
CBOE Volatility Index, Expiration: 02/18/2026; Exercise Price: $50.00	(25,811,200)	(14,800)	(377,400)
IREN Ltd., Expiration: 05/15/2026; Exercise Price: $110.00	(26,870,000)	(5,000)	(1,562,500)
Netflix, Inc., Expiration: 09/18/2026; Exercise Price: $125.00	(125,235,000)	(15,000)	(1,927,500)
S&P 500 Index, Expiration: 04/17/2026; Exercise Price: $7,800.00	(2,775,612,000)	(4,000)	(1,020,000)
Total Call Options			(8,102,400)

Put Options - (0.1)%
iShares iBoxx $ High Yield Corporate Bond ETF
Expiration: 03/20/2026; Exercise Price: $75.00	(243,360,000)	(30,000)	(285,000)
Expiration: 04/17/2026; Exercise Price: $74.00	(324,480,000)	(40,000)	(560,000)
S&P 500 Index, Expiration: 02/20/2026; Exercise Price: $6,450.00	(485,732,100)	(700)	(826,000)
Total Put Options			(1,671,000)
TOTAL WRITTEN OPTIONS (Premiums received $9,909,622)			$(9,773,400)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Aptus Defined Risk ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$1,371,349,210	$–	$–	$1,371,349,210
Purchased Options	–	62,139,100	–	62,139,100
Money Market Funds	20,542,719	–	–	20,542,719
Total Investments	$1,391,891,929	$62,139,100	$–	$1,454,031,029

Liabilities:
Investments:
Written Options	$–	$(9,773,400)	$–	$(9,773,400)
Total Investments	$–	$(9,773,400)	$–	$(9,773,400)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.

Aptus Defined Risk ETF - Transactions with Affiliates
	Value as of April 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of January 31, 2026	Shares as of January 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Invesco BulletShares 2030 Corporate Bond ETF	$126,560,646	$29,978,889	$(4,436,735)	$213,995	$2,017,598	$154,334,393	9,121,418	$4,941,834	$–
Invesco BulletShares 2031 Corporate Bond ETF	126,714,642	50,965,662	(4,988,909)	285,497	3,027,636	176,004,528	10,545,508	5,635,076	–
Invesco BulletShares 2032 Corporate Bond ETF	107,820,948	73,816,102	(5,038,795)	231,067	3,939,162	180,768,484	8,665,795	5,875,188	–
Invesco BulletShares 2033 Corporate Bond ETF	81,927,399	67,670,062	(4,128,303)	136,982	3,264,206	148,870,346	6,953,309	4,883,577	–
Invesco BulletShares 2034 Corporate Bond ETF	–	37,426,181	(324,787)	978	(223,908)	36,878,464	1,756,954	281,731	–
iShares iBonds Dec 2030 Term Corporate ETF (a)	109,062,186	25,761,145	(3,808,688)	184,712	1,620,553	132,819,908	5,997,738	4,159,390	–
iShares iBonds Dec 2031 Term Corporate ETF	127,403,196	30,160,357	(4,464,506)	260,416	2,384,706	155,744,169	7,339,499	5,076,864	–
iShares iBonds Dec 2032 Term Corporate ETF	102,371,837	59,977,882	(3,917,087)	216,771	2,610,185	161,259,588	6,296,743	4,255,069	–
	$781,860,854	$375,756,280	$(31,107,810)	$1,530,418	$18,640,138	$1,146,679,880	56,676,964	$35,108,729	$–

(a)	Security is still held but is no longer affiliated as of January 31, 2026.